PROPERTY AND EQUIPMENT (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Property and equipment pledged security	$ 119
Loss on disposal of property and equipment		$ 27
Property and equipment realizable value	$ 42	$ 85